As filed with the Securities and Exchange Commission on March 15, 2002



                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 10


                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                          Amendment No. 12



                             SEPARATE ACCOUNT VA C
                          (Exact Name of Registrant)


                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

 X      on April 15, 2002 pursuant to paragraph (b) of Rule 485

---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

        on ______________ pursuant to paragraph (a)(1) of Rule 485

---
If appropriate, check the following box:


___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 18, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 9 to Form N-4, File No. 333-83957) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14th day of March___, 2002.

                                        SEPARATE ACCOUNT VA C

                                        TRANSAMERICA LIFE INSURANCE COMPANY
                                        Depositor
                                                                         *
                                        __________________________________
                                        Larry N. Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                         Title                    Date
----------                         -----                    ----
                    *
_____________________  Director                       ________________
Patrick S. Baird

                    *
_____________________  Director                       ________________
Larry N. Norman        (Principal Executive Officer)


/s/ Craig D. Vermie    Director                       March 14, 2002
---------------------                                 ----------------
Craig D. Vermie

                    *
_____________________  Director                       ________________
Douglas C. Kolsrud

                    *
_____________________  Vice President and             ________________
Robert J. Kontz        Corporate Controller

                    *
_____________________  Director, Vice President,      ________________
Brenda K. Clancy       Treasurer and Chief
                       Financial Officer


*By Craig D. Vermie, Attorney-in-Fact